Expense Example, No Redemption	Apr. 30, 2026 USD ($)
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, Advisor Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 228
Expense Example, No Redemption, 3 Years	744
Expense Example, No Redemption, 5 Years	1,288
Expense Example, No Redemption, 10 Years	2,771
Advisor A & C Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, Advisor Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	245	[1]
Expense Example, No Redemption, 3 Years	755	[1]
Expense Example, No Redemption, 5 Years	1,291	[1]
Expense Example, No Redemption, 10 Years	2,756	[1]
Advisor A & C Prospectus | Kinetics Global Fund | Kinetics Global Fund, Advisor Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	217
Expense Example, No Redemption, 3 Years	761
Expense Example, No Redemption, 5 Years	1,331
Expense Example, No Redemption, 10 Years	2,882
Advisor A & C Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, Advisor Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	242
Expense Example, No Redemption, 3 Years	745
Expense Example, No Redemption, 5 Years	1,275
Expense Example, No Redemption, 10 Years	2,726
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, Advisor Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	242	[2]
Expense Example, No Redemption, 3 Years	748	[2]
Expense Example, No Redemption, 5 Years	1,280	[2]
Expense Example, No Redemption, 10 Years	2,736	[2]
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, Advisor Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	218
Expense Example, No Redemption, 3 Years	731
Expense Example, No Redemption, 5 Years	1,270
Expense Example, No Redemption, 10 Years	$ 2,745

[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio. The fees and expenses of the Internet Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Internet Portfolio.
[2]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio. The fees and expenses of the Small Cap Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Small Cap Portfolio.